Note 1 - Description of Business (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Business [Abstract]
Description of Business
1. Description of Business

Cleveland BioLabs, Inc. ("CBLI" or the "Company") is an innovative biopharmaceutical company developing novel approaches to activate the immune system and address serious medical needs. Our proprietary platform of Toll-like immune receptor ("TLR") activators has applications in radiation protection and oncology. We combine our proven scientific expertise and our depth of knowledge about our products’ mechanisms of action into a passion for developing drugs to save lives. Our most advanced product candidate is entolimod, an immune-stimulatory agent, which we are developing as a medical radiation countermeasure and other indications in radiation oncology.

CBLI was incorporated in Delaware in June 2003 and is headquartered in Buffalo, New York. CBLI has conducted business in the United States ("U.S.") directly and in the Russian Federation ("Russia") through two subsidiaries: one wholly owned subsidiary, BioLab 612, LLC ("BioLab 612"), which began operations in 2012 and was dissolved in November 2020; and Panacela Labs, Inc. ("Panacela"), which was formed by us and Joint Stock Company "RUSNANO" ("RUSNANO"), our financial partner in the venture, in 2011. Unless otherwise noted, references to the "Company," "we," "us," and "our" refer to Cleveland BioLabs, Inc. together with its subsidiaries.

In addition, the Company has an investment in Genome Protection, Inc. ("GPI") that is recorded under the equity method of accounting in the accompanying financial statements. The Company has not recorded its 50% share of the losses of GPI through March 31, 2021 as the impact would have reduced the Company's equity method investment in GPI below zero, and there are no requirements to fund the Company's share of these losses or contribute additional capital as of the date of these statements.

On October 16, 2020, the Company, High Street Acquisition Corp. ("Merger Sub"), a Delaware corporation and a wholly owned subsidiary of the Company, and Cytocom, Inc., a Delaware corporation ("Cytocom"), entered into an Agreement and Plan of Merger (the "Merger Agreement"), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Cytocom, with Cytocom continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the "Merger"). Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger, each outstanding share of Cytocom common stock, each outstanding share of Cytocom preferred stock that was not, by its terms, converted into shares of Cytocom common stock immediately prior to the effective time of the merger, and each vested restricted stock unit of Cytocom will be converted into the right to receive a number of shares of the Company’s common stock determined by the application of an exchange formula set forth in the Merger Agreement. The exchange formula provides that the total number of shares of the Company’s common stock to be issued as merger consideration for the Cytocom’s capital stock will, upon issuance, and based on each party’s estimated net cash as of December 31, 2020, be equal to approximately 57% of the outstanding shares of the combined company’s common stock. Accordingly, under the exchange ratio formula in the Merger Agreement and based on each party’s estimated net cash, as of immediately after the Merger, the former Cytocom stockholders are expected to own approximately 57% of the outstanding shares of the combined company’s common stock on a fully diluted basis and stockholders of the Company as of immediately prior to the Merger are expected to own approximately 43% of the outstanding shares of the combined company’s common stock on a fully diluted basis. Certain adjustments to this ratio will be made in respect of each party’s net cash at the time of the closing of the Merger, as determined in accordance with the Merger Agreement. Each unvested Cytocom restricted stock unit award will be converted into a restricted stock unit award of the Company. Immediately following the effective time of the Merger, the board of directors of the Company will consist of seven members, three of whom will be designated by the Company and four of whom will be designated by Cytocom. In addition, upon the closing of the Merger, Cytocom’s Chief Executive Officer, Michael Handley, will serve as Chief Executive Officer of the combined company. The closing of the Merger is subject to the satisfaction or waiver of certain conditions including, among other things, (i) the required approvals by the Company’s stockholders, (ii) the accuracy of the respective representations and warranties of each party, subject to certain materiality qualifications, (iii) compliance by the parties with their respective covenants, (iv) the absence of any law or order preventing the Merger and related transactions, (v) the shares of the Company’s common stock to be issued in the Merger being approved for listing (subject to official notice of issuance) on Nasdaq as of the closing and (vi) a registration statement on Form S-4 having become effective in accordance with the provisions of the Securities Act of 1933, as amended, and not being subject to any stop order or proceeding (or threatened proceeding by the SEC) seeking a stop order with respect to such registration statement that has not been withdrawn. In connection with the merger, CBLI filed a registration statement on Form S-4 with the Securities and Exchange Commission on February 16, 2021, as amended on May 7, 2021, containing a proxy statement for the special meeting of stockholders required to obtain approval of the issuance of shares of the Company’s common stock in the Merger and a prospectus registering the issuance of such shares.  The registration statement has not yet been declared effective by the Securities and Exchange Commission.

1. Description of Business

Cleveland BioLabs, Inc. ("CBLI" or the "Company") is an innovative biopharmaceutical company developing novel approaches to activate the immune system and address serious medical needs. Our proprietary platform of Toll-like immune receptor ("TLR") activators has applications in radiation protection and oncology. We combine our proven scientific expertise and our depth of knowledge about our products’ mechanisms of action into a passion for developing drugs to save lives. Our most advanced product candidate is entolimod, an immune-stimulatory agent, which we are developing as a medical radiation countermeasure and other indications in radiation oncology.

CBLI was incorporated in Delaware in June 2003 and is headquartered in Buffalo, New York. CBLI conducts business in the United States ("U.S.") and in the Russian Federation ("Russia") through two subsidiaries: one wholly-owned subsidiary, BioLab 612, LLC ("BioLab 612"), which began operations in 2012 and was dissolved in November 2020; and Panacela Labs, Inc. ("Panacela"), which was formed by us and Joint Stock Company "RUSNANO" ("Rusnano"), our financial partner in the venture, in 2011. In addition, during October 2020, CBLI formed High Street Acquisition Corp. as a wholly-owned subsidiary to facilitate the merger more fully discussed below.  Unless otherwise noted, references to the "Company," "we," "us," and "our" refer to Cleveland BioLabs, Inc. together with its subsidiaries.

The Company also has an investment in Genome Protection, Inc. ("GPI") that is recorded under the equity method of accounting in the accompanying financial statements. The Company has not recorded its 50% share of the losses of GPI through December 31, 2020 as the impact would have reduced the Company's equity method investment in GPI below zero, and there are no requirements to fund the Company's share of these losses or contribute additional capital as of the date of these statements.

On October 16, 2020, the Company, High Street Acquisition Corp. ("Merger Sub"), a Delaware corporation and a wholly owned subsidiary of the Company, and Cytocom, Inc., a Delaware corporation ("Cytocom"), entered into an Agreement and Plan of Merger (the "Merger Agreement"), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Cytocom, with Cytocom continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the "Merger"). Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger, each outstanding share of Cytocom common stock, each outstanding share of Cytocom preferred stock that was not, by its terms, converted into shares of Cytocom common stock immediately prior to the effective time of the merger, and each vested restricted stock unit of Cytocom will be converted into the right to receive a number of shares of the Company’s common stock determined by the application of an exchange formula set forth in the Merger Agreement. The exchange formula provides that the total number of shares of the Company’s common stock to be issued as merger consideration for the Cytocom’s capital stock will, upon issuance, be equal to approximately 61% of the outstanding shares of the combined company’s common stock. Accordingly, under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former Cytocom stockholders are expected to own approximately 61% of the outstanding shares of the combined company’s common stock on a fully diluted basis and stockholders of the Company as of immediately prior to the Merger are expected to own approximately 39% of the outstanding shares of the combined company’s common stock on a fully diluted basis. Certain adjustments to this ratio will be made in respect of each party’s net cash at the time of the closing of the Merger, as determined in accordance with the Merger Agreement. Each unvested Cytocom restricted stock unit award will be converted into a restricted stock unit award of the Company. Immediately following the effective time of the Merger, the board of directors of the Company will consist of seven members, three of whom will be designated by the Company and four of whom will be designated by Cytocom. In addition, upon the closing of the Merger, Cytocom’s Chief Executive Officer, Michael Handley, will serve as Chief Executive Officer of the combined company. The closing of the Merger is subject to the satisfaction or waiver of certain conditions including, among other things, (i) the required approvals by the Company’s stockholders, (ii) the accuracy of the respective representations and warranties of each party, subject to certain materiality qualifications, (iii) compliance by the parties with their respective covenants, (iv) the absence of any law or order preventing the Merger and related transactions, (v) the shares of the Company’s common stock to be issued in the Merger being approved for listing (subject to official notice of issuance) on Nasdaq as of the closing and (vi) a registration statement on Form S-4 having become effective in accordance with the provisions of the Securities Act of 1933, as amended, and not being subject to any stop order or proceeding (or threatened proceeding by the SEC) seeking a stop order with respect to such registration statement that has not been withdrawn. In connection with the merger, CBLI filed a registration statement on Form S-4 with the Securities and Exchange Commission on February 16, 2021 containing a proxy statement for the special meeting of stockholders required to obtain approval of the issuance of shares of the Company’s common stock in the Merger and a prospectus registering the issuance of such shares.  The registration statement has not yet been declared effective by the Securities and Exchange Commission.

On February 19, 2021, the Company entered into a Securities Purchase Agreement (the "Purchase Agreement") for the sale of 2,000,000 shares (the "Shares") of common stock at a purchase price of $7.00 per share, in a registered direct offering. The closing of the sale of the Shares under the Purchase Agreement occurred on February 23, 2021. The gross proceeds to the Company from the transaction were approximately $14 million, before deducting the placement agent’s fees and other estimated offering expenses. Under the Company’s engagement letter (the "Engagement Letter") with H.C. Wainwright & Co., LLC ("Wainwright"), pursuant to which Wainwright agreed to serve as exclusive placement agent for the issuance and sale of the Shares, the Company also issued to designees of Wainwright warrants to purchase up to 150,000 shares of Common Stock (the "Placement Agent Warrants"). Subject to certain ownership limitations, the Placement Agent Warrants are immediately exercisable at a price of $8.75 per share of Common Stock, subject to customary adjustments as provided under the terms of the Placement Agent Warrants. The Warrants are exercisable for five years from the commencement of sales of the shares being offered.